Acquisitions	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Notes to Financial Statements
ACQUISITIONS

GPS Global

On March 12, 2014, the Company entered into a Share Purchase Agreement (the “GPS Global SPA”) to purchase from Eli Sabag, an individual resident of the State of Israel, all of the issued and outstanding shares of GPS Global Tracking and Surveillance System Ltd., a company formed under the laws of and operating in the State of Israel (“GPS Global”). The GPS Global SPA contained customary representations and warranties and covenants, including provisions for indemnification, subject to the limitations described in the agreement. Subsequent to the closing, the Mr. Sabag and certain key employees of GPS Global entered into employment agreements and continue to operate GPS Global. The GPS Global SPA also granted Mr. Sabag the right for a three-year period following the closing to nominate one director to serve on the Company’s board and on GPS Global’s board of directors. The closing of the transaction, which occurred on April 1, 2014, was subject to customary closing conditions.  Subsequently, the Company changed the name of GPS Global to Track Group International Ltd.

The purchase price for the issued and outstanding shares of GPS Global is $7,811,404, payable in cash and shares of the Company's common stock as follows:

●	Cash to Mr. Sabag of $311,404 at the closing;

●	Shares of the Company's common stock valued at $7,500,000, delivered to Mr. Sabag as follows:

●	Common stock valued at $1,600,000 delivered to Mr. Sabag at the closing;

●	Common stock valued at $2,900,000, delivered to an escrow agent to be released by Bank to Mr. Sabag after six months from the closing, conditioned upon the Company's verification that GPS Global’s global positioning satellite (“GPS”) products (the “Devices”) meet expected operating specifications;

●	Common stock valued at $1,000,000, the number of shares to be determined by dividing $1,000,000 by the weighted average closing price of the Company’s common stock for the 60 consecutive trading days preceding the third business day prior to release of such shares, to be issued to Mr. Sabag within 30 days of certification that GPS Global has sold or leased a minimum of 1,500 of its Devices under revenue-generating contracts; and

●	Common stock valued at $2,000,000, the number of shares to be determined by dividing $2,000,000 by the weighted average closing price of the Company’s common stock for the 60 consecutive trading days preceding the third business day prior to release of such shares, to be issued to Mr. Sabag within 30 days of certification that GPS Global has sold or leased a minimum of 2,500 of its Devices under revenue-generating contracts, in addition to the 1,500 Devices previously mentioned (i.e., a minimum of 4,000 Devices sold or leased).

As described above, shares of common stock valued at $3,000,000 may be payable based on sales of the GPS Global devices sold or leased. Management determined that it was probable that sales of GPS Global devices would exceed the number of units specified in the SPA, and has therefore, recognized a Stock Payable liability for the entire $3,000,000 value of common shares payable.

The total purchase price for the GPS Global acquisition was allocated to the net tangible and intangible assets based upon their fair values as of March 31, 2014 as set forth below. The excess of the purchase price over the net assets was recorded as goodwill. This acquisition provided the Company with additional research and development capabilities and enhanced technology which are expected to benefit current and future products.

The following table summarizes the fair values of the assets and liabilities assumed at the acquisition date of GPS Global (in thousands).

Current assets	$217
Inventory	17
Property and equipment	47
Monitoring equipment	48
Other non-current assets	21
Intangible assets	4,856
Tradename	192
Accounts payable and accrued expenses	(215)
Loan payable	(753)
Goodwill	3,381
Total fair value of assets acquired	$7,811

Emerge

On June 2, 2014, the Company entered into a Stock Purchase Agreement (the “ Emerge SPA”) to purchase from BFC Surety Group, Inc. all of the issued and outstanding shares and equity interests of Emerge Monitoring, Inc., a Florida corporation (“Emerge”), which is the direct owner of all of the issued and outstanding equity interests of Emerge Monitoring II, LLC, a Florida limited liability company and wholly-owned subsidiary of Emerge (“Emerge LLC”), and a majority (65%) of the equity interest of Integrated Monitoring Systems, LLC, a Colorado limited liability company and subsidiary of Emerge LLC (the “Emerge Acquisition”). The Emerge SPA contains customary representations and warranties and covenants, including provisions for indemnification, subject to the limitations described in the agreement. Certain key employees of the acquired entities continued to operate the acquired entities following the closing. During June 2014, the Company also committed to purchase the remaining 35% minority equity interest of Integrated Monitoring Systems, LLC, which was completed during the fiscal year ended September 30, 2014.

The purchase price for the Emerge Acquisition was $7,739,167, all of which was paid in cash during the year ended September 30, 2014. The total purchase price for the Emerge Acquisition was allocated to the net tangible and intangible assets based upon their fair values as of June 1, 2014 as set forth below. The excess of the purchase price over the net assets was recorded as goodwill. The Emerge Acquisition provided the Company with significant customer relationships, an experienced sales and management team and additional alcohol monitoring product offerings.

The following table summarizes the fair values of the assets and liabilities assumed at the Emerge Acquisition date (in thousands).

Inventory	$451
Property and equipment	227
Other assets	109
Developed technology	1,600
Customer contracts/relationships	1,860
Tradename /trademarks	110
Goodwill	3,382
Total fair value of assets acquired	$7,739

Track Group Analytics Limited

On November 26, 2014 (the “Closing Date”), the Company entered into a Share Purchase Agreement (the “TGA Purchase Agreement”) to purchase from the existing shareholders of Track Group Analytics Limited, formerly G2 Research Limited (“TGA”), all issued and outstanding shares and equity interests of TGA for an aggregate purchase price of up to CAD$4.6 million (the “TGA Acquisition”), of which CAD$2.0 million was paid in cash to the TGA shareholders on the Closing Date. Pursuant to the terms and conditions of the TGA Purchase Agreement, the remainder of the purchase price will be paid as follows: (i) CAD$600,000 will be paid to the former TGA shareholders in shares of common stock of which one-half of the shares will be issued on the one-year anniversary of the Closing Date and the remaining one-half will be issued on the two-year anniversary of the Closing Date; and (ii) the remaining CAD$2.0 million will be paid to the former TGA shareholders in shares of common stock periodically, over the course the two-year period beginning on the Closing Date, upon the achievement of certain milestones set forth in the TGA Purchase Agreement. The TGA Purchase Agreement also provides for customary representations, warranties and covenants, including provisions for indemnification, and is subject to customary closing conditions. As of December 31, 2014, the Company had issued 38,499 shares of common stock in connection to this acquisition.

The following table summarizes the fair values of the assets and liabilities assumed at the acquisition date (in thousands).

Current assets	$477
Property and equipment	5
Accounts payable and accrued expenses	(65)
Loan payable	(381)
Goodwill	4,050
Total fair value of assets acquired	$4,086

Summary of Unaudited Pro-Forma Information

The unaudited pro-forma information below for the three months ended December 31, 2014 and 2013 gives effect to each of the acquisitions described herein as, if the acquisitions had occurred on October 1, 2012. The pro-forma financial information is not necessarily indicative of the results of operations if the acquisitions had been effective as of this date.

	Three Months Ended December 31,
	2014	2013
Revenues	$4,976,416	$4,289,544
Loss from operations	(1,513,379)	(4,961,452)
Net loss attributable to the Company	(1,944,824)	(4,368,889)
Basic income per share	(0.19)	(0.43)
Diluted income per share	(0.19)	(0.43)
Net loss attributable to common shareholders	(1,924,388)	(4,378,316)
Basic income per share	(0.19)	(0.43)
Diluted income per share	(0.19)	(0.43)

On March 12, 2014, the Company entered into a Share Purchase Agreement (the “SPA”) to purchase from Eli Sabag, an individual resident of the State of Israel (“Seller”), all of the issued and outstanding shares (“Shares”) of GPS Global Tracking and Surveillance System Ltd., a company formed under the laws of and operating in the State of Israel (“GPS Global”). The SPA contained customary representations and warranties and covenants, including provisions for indemnification, subject to the limitations described in the SPA. Subsequent to the closing, the Seller and certain key employees of GPS Global entered into employment agreements and continue to operate GPS Global. The SPA also granted the Seller the right for a three-year period following the closing, to nominate one director to serve on the Registrant’s board and on GPS Global’s board of directors. The closing of the transaction, which occurred on April 1, 2014, was subject to customary closing conditions.

The purchase price for the Shares was $7,811,404, payable in cash and shares of Registrant’s Common Stock as follows:

●	Cash to Seller of $311,404 at the closing;

●	Shares of Registrant’s Common Stock valued at $7,500,000, delivered to Seller as follows:

o	Common Stock valued at $1,600,000 delivered to Seller at the closing.

o	Common Stock valued at $2,900,000, delivered to an escrow agent (“Bank”) to be released by Bank to Seller after six months from the closing, conditioned upon Registrant’s verification that GPS Global’s global positioning satellite (“GPS”) products (the “Devices”) meet expected operating specifications;

o	Common Stock valued at $1,000,000, the number of shares to be determined by dividing $1,000,000 by the weighted average closing price of the Registrant’s Common Stock for the 60 consecutive trading days preceding the third business day prior to release of such shares, to be issued to Seller by Registrant within 30 days of certification that GPS Global has sold or leased a minimum of 1,500 of its Devices under revenue-generating contracts; and

o	Common Stock valued at $2,000,000, the number of shares to be determined by dividing $2,000,000 by the weighted average closing price of the Registrant’s Common Stock for the 60 consecutive trading days preceding the third business day prior to release of such shares, to be issued to Seller by Registrant within 30 days of certification that GPS Global has sold or leased a minimum of 2,500 of its Devices under revenue-generating contracts, in addition to the 1,500 Devices previously mentioned (i.e., a minimum of 4,000 Devices sold or leased).

As described above, shares of Common Stock valued at $3,000,000 may be payable based on sales of the GPS devices sold or leased. Management determined that it was probable that sales of GPS devices would exceed the number of units specified in the SPA, and has therefore, recognized a Stock Payable liability for the entire $3,000,000 value of common shares payable.

The total purchase price for the GPS Global acquisition was allocated to the net tangible and intangible assets based upon their fair values as of March 31, 2014 as set forth below. The excess of the purchase price over the net assets was recorded as goodwill. Goodwill recognized from this acquisition is not tax deductible. This acquisition provided the Company with additional research and development capabilities and enhanced technology which are expected to benefit current and future products.

The following table summarizes the fair values of the assets and liabilities assumed at the acquisition date (in thousands).

(000's)
Purchase Price	$7,811
Current assets	$217
Inventory	17
Property and equipment	47
Monitoring equipment	48
Other non-current assets	21
Intangible assets	4,856
Tradename	192
Accounts payable and accrued expenses	(215)
Loan payable	(753)
Goodwill	3,381
Total fair value of assets acquired	$7,811

On June 2, 2014, the Company entered into a Stock Purchase Agreement (the “Emerge SPA”) to purchase from BFC Surety Group, Inc. all of the issued and outstanding shares and equity interests of Emerge Monitoring, Inc., a Florida corporation (“Emerge”), which is the direct owner of all of the issued and outstanding equity interests of Emerge Monitoring II, LLC, a Florida limited liability company and wholly-owned subsidiary of Emerge (“Emerge LLC”), and a majority (65%) of the equity interest of Integrated Monitoring Systems, LLC, a Colorado limited liability company and subsidiary of Emerge LLC. The Emerge SPA contains customary representations and warranties and covenants, including provisions for indemnification, subject to the limitations described in the Emerge SPA. Certain key employees of the acquired entities continued to operate the acquired entities following the closing. During June 2014, the Company also committed to purchase the remaining 35% minority equity interest of Integrated Monitoring Systems, LLC. This purchase occurred during July 2014.

The purchase price for the Emerge acquisition was $7,739,167, all of which was paid in cash. The total purchase price for the Emerge acquisition was allocated to the net tangible and intangible assets based upon their fair values as of June 1, 2014 as set forth below. The excess of the purchase price over the net assets was recorded as goodwill. Goodwill recognized as a result of this acquisition is fully deductible for tax purposes. This acquisition provided the Company with significant customer relationships, an experienced sales and management team and additional alcohol monitoring product offerings.

The following table summarizes the fair values of the assets and liabilities assumed at the acquisition date (in thousands).

Inventory	$451
Property and equipment	227
Other assets	109
Developed technology	1,600
Customer contracts/relationships	1,860
Tradename/Trademarks	110
Liabilities	30
Goodwill	3,382
Total fair value of assets acquired	$7,739

Subsequent to September 30, 2014, the Company entered into a share purchase agreement (“G2 Agreement”) with Track Group Analytics Limited, a company formed under the laws of the providence of Nova Scotia (“G2”), all issued and outstanding shares and equity interests of G2 for an aggregate purchase price of up to CAD$4.6 million, of which CAD$2.0 million was paid in cash to the Shareholders at closing. See Note 14, “Subsequent Events” below for a more detailed description of the G2 acquisition. As of the date that these consolidated financial statements were issued, the Company was in the process of determining the value of assets and liabilities acquired in connection to this acquisition.

Summary of Pro-forma Information (Unaudited)

The pro-forma information below for the year ended September 30, 2014 and 2013 gives effect to the acquisitions as if they had occurred on October 1, 2012. The pro-forma financial information is not necessarily indicative of the results of operations if the acquisitions had been effective as of this date.

	For the Year Ended
	September 30,
	Unaudited
	2014	2013

Revenues	16,445,410	18,668,162
Loss from operations	(8,617,692)	(2,388,277)
Net loss attributable to the Company	(8,924,681)	(19,413,822)
Basic income per share	(1.11)	(3.80)
Diluted income per share	(1.11)	(3.80)
Net loss attributable to common shareholders	(8,939,266)	(20,456,519)
Basic income per share	(0.88)	(4.00)
Diluted income per share	(0.88)	(4.00)